Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss	$ (8,976,826)	$ (4,297,509)
Adjustments to reconcile net loss to cash used in operating activities:
Equity investment loss	3,927,173	718,161
Deferred financing cost amortization	185,671	1,591,016
Residual portfolio amortization	2,022,665	1,103,734
Subordinated note discount amortization	316,136	465,177
Deferred consulting fee amortization	378,220	390,375
Depreciation	98,408
Management equity awards	147,815	10,510
Equity awards issued for services	120,425
Deferred income taxes	11,659
Changes in operating assets and liabilities:
Accounts receivable	100,846
Other assets	(544,209)	(10,400)
Deferred compensation of officers, directors, and executives	(19,000)	(235,000)
Accrued expenses payable to officers, directors, and affiliates	325,273	192,651
Accounts payable	310,937	27,810
Accrued expenses	470,392	24,855
Interest payable	82,383	14,117
Net cash used in operating activities	(1,042,032)	(4,503)
INVESTING ACTIVITIES
Business acquisition, net of cash acquired	(9,500,000)
Contribution to equity method investment	(5,524,000)	(4,081,000)
Purchase of residual portfolios		(492,000)
Purchases of property and equipment	(182,641)
Proceeds from sale of fixed assets	21,306
Net cash used in investing activities	(15,185,335)	(4,573,000)
FINANCING ACTIVITIES
Borrowings on senior notes	10,170,000	3,000,000
Senior note repayment		(2,700,000)
Borrowings on subordinated notes	1,950,000	1,600,000
Issuance of common stock and warrants	4,638,447	2,805,000
Restricted cash	273,973	155,000
Payments on note payable	(110,994)	(33,349)
Payments on deferred financing costs	(570,000)	(302,500)
Net cash provided by financing activities	16,351,426	4,524,151
Increase (decrease) in cash and equivalents	124,058	(53,352)
Cash and equivalents, beginning of year	314,309	367,661
Cash and equivalents, end of period	438,367	314,309
SUPPLEMENTAL INFORMATION
Interest paid	2,052,732	787,825
Noncash investing and financing transactions:
Common stock issued to acquire equity investment	1,476,924	3,646,155
Common stock issued as stock-based compensation for equity awards and services	605,521	456,000
Common stock issued in exchange for residual portfolios		40,845
Warrants issued as part of debt and equity financings	421,042	69,000
Subordinated debt converted to common stock	950,699
Notes payable for insurance premiums	$ 124,287	$ 33,383